Summary of Quarterly Operating Results (Unaudited) (Details) (USD $) In Millions, except Per Share data, unless otherwise specified	3 Months Ended																12 Months Ended
	May 31, 2014		Feb. 28, 2014		Nov. 30, 2013		Aug. 31, 2013		May 31, 2013		Feb. 28, 2013		Nov. 30, 2012		Aug. 31, 2012		May 31, 2014	May 31, 2013	May 31, 2012
Selected Quarterly Financial Information [Abstract]
Revenues	$ 11,839		$ 11,301		$ 11,403		$ 11,024		$ 11,435		$ 10,953		$ 11,107		$ 10,792		$ 45,567	$ 44,287	$ 42,680
Operating income	1,183		641		827		795		502	[1]	589	[1]	718	[1]	742		3,446	2,551	3,186
Net income	730		378		500		489		303	[1]	361	[1]	438	[1]	459		2,097	1,561	2,032
Basic earnings per common share	$ 2.49	[2]	$ 1.24	[2]	$ 1.58	[2]	$ 1.54	[2]	$ 0.96	[2]	$ 1.14	[1],[2]	$ 1.39	[1],[2]	$ 1.46	[1],[2]	$ 6.82	$ 4.95	$ 6.44
Diluted earnings per common share	$ 2.46	[2]	$ 1.23	[2]	$ 1.57	[2]	$ 1.53	[2]	$ 0.95	[2]	$ 1.13	[1],[2]	$ 1.39	[1],[2]	$ 1.45	[1],[2]	$ 6.75	$ 4.91	$ 6.41
Selected Quarterly Financial Information Special Items [Abstract]
Business Realignment Costs									496		47		13					560
Asset Impairment Charges									$ 100
Number Of Impaired Aircraft									10									10

[1]	The fourth quarter of 2013 includes $496 million of business realignment costs and an impairment charge of $100 million resulting from the decision to retire 10 aircraft and related engines at FedEx Express. The third quarter of 2013 includes $47 million of business realignment costs. The second quarter of 2013 includes $13 million of business realignment costs.
[2]	The sum of the quarterly earnings per share may not equal annual amounts due to differences in the weighted-average number of shares outstanding during the respective periods.